Label	Element	Value
Class A, Class C, and Institutional Class | Neuberger Berman Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Alternative Funds® (“Alternative Funds”)
Neuberger Berman Commodity Strategy Fund
Class A, Class C, and Institutional Class

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2021, as amended and supplemented

Effective immediately, Neuberger Berman Commodity Strategy Fund’s (the “Fund”) investment strategy will permit actively managed exposure to cryptocurrency investments and digital assets through (i) cryptocurrency derivatives, such as bitcoin futures and ether futures, and (ii) investments in bitcoin trusts and exchange-traded funds to gain indirect exposure to bitcoin.

Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information for the Fund are effective immediately:

1.	The fourth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

The Fund may seek to gain investment exposure to cryptocurrencies and digital assets.  The Fund may seek to gain exposure to cryptocurrencies, including bitcoin and ether, indirectly through cryptocurrency derivative instruments, such as bitcoin futures and ether futures traded on futures exchanges registered with the Commodity Futures Trading Commission, or indirectly through investments in investment vehicles that invest in cryptocurrencies. The Fund expects to gain exposure to these cryptocurrency investments primarily by investing through its Subsidiary.

Fund assets not invested either in the Subsidiary or directly in commodity-linked derivative instruments will generally be invested in fixed income securities, cash or cash equivalent instruments, or money market mutual funds.

2.	The following is added to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus and the “Additional Information about Principal Investment Risks” section of the Prospectus:
Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Ether is considered to be second to bitcoin in market capitalization. Cryptocurrency is a newer technological innovation with limited history; it is highly speculative and future regulatory actions or policies may significantly affect the price of cryptocurrencies, and thus the value of the Fund’s investments in cryptocurrencies.

The value of cryptocurrencies is normally determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The market price of bitcoin, ether and other cryptocurrencies has been subject to extreme fluctuations, and may be highly volatile. If cryptocurrency markets continue to be subject to sharp fluctuations, the Fund’s exposure to cryptocurrency could result in substantial losses to the Fund. Cryptocurrency generally operates without central authority (such as a bank), and the value is generally not backed by any government, corporation, or other identified body. Cryptocurrency is not legal tender; Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, which could severely affect the value of any holdings.  Regulation in the United States is still developing. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. Accordingly, bitcoin and ether held by the cryptocurrency investment vehicles that the Fund may invest in are also susceptible to these risks.

Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. The Fund’s indirect investment in bitcoin and ether remains subject to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of bitcoin and other cryptocurrencies and thus the Fund’s indirect investments in cryptocurrencies.

Cryptocurrency Futures Risk. The cryptocurrency futures contracts the Fund may invest in are bitcoin futures and ether futures traded on futures exchanges registered with the Commodity Futures Trading Commission. Bitcoin futures and ether futures expose the Fund to all of the risks related to cryptocurrency discussed under “Cryptocurrency Risk” above and also expose the Fund to risks specific to bitcoin futures and ether futures.

The market for bitcoin and ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets given that the cryptocurrency futures market is relatively new. In addition, exchanges on which cryptocurrency futures are traded and their related clearinghouses and the Fund’s futures commission merchants (“FCMs”) generally require the Fund to maintain relatively high levels of initial margin at the clearinghouse and FCM in connection with bitcoin futures and ether futures. Cryptocurrency futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure.

In addition, bitcoin and ether, as well as bitcoin futures and ether futures, have generally exhibited significant price volatility relative to traditional asset classes. Cryptocurrency futures may also experience significant price volatility as a result of being the target of market fraud and manipulation. Futures contracts based on bitcoin and ether are also subject to the risks otherwise applicable to derivatives, in particular those described in “Derivatives Risk—Futures” below.

Cryptocurrency Tax Risk. Many significant aspects of the tax treatment of investments in cryptocurrency are uncertain, and a direct or indirect investment in cryptocurrency may produce income that if directly earned by a regulated investment company like the Fund, would be treated as non-qualifying income for purposes of the income test applicable to regulated investment companies. Accordingly, to the extent the Fund invests in cryptocurrencies futures, or investment vehicles that invest in cryptocurrencies, it will do so through the Subsidiary.
In 2014, the IRS released a notice (the “Notice”) discussing certain aspects of “convertible virtual currency” (that is, digital assets that have an equivalent value in fiat currency or that act as a substitute for fiat currency) for U.S. federal income tax purposes and, in particular, stating that such a digital asset (i) is “property,” (ii) is not “currency” for purposes of the rules relating to foreign currency gain or loss and (iii) may be held as a capital asset. In 2019, the IRS released a revenue ruling and a set of “Frequently Asked Questions” (the “Ruling & FAQs”) that provide some additional guidance. However, the Notice and the Ruling & FAQs do not address other significant aspects of the U.S. federal income tax treatment of digital assets.

It is unclear what additional guidance on the treatment of digital assets for U.S. federal, state and local income tax purposes may be issued or when such guidance may be issued. Because of the evolving nature of digital assets, it is not possible to predict potential future developments that may arise with respect to digital assets. Any future guidance on the treatment of digital assets for federal, state or local tax purposes could result in adverse tax consequences for the Fund or the Subsidiary and could have an adverse effect on the value of bitcoin, ether and other cryptocurrencies.

The date of this supplement is August 11, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com